Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Net Loss Per Share
Summary of reconciliation of the numerator and denominator used in the Company's calculation of basic and diluted net loss per share

	Three Months Ended March 31,
	2020	2019

Numerator:
Net loss	$(4,166)	$(4,879)
Denominator:
Basic shares:
Weighted-average common stock outstanding - basic and diluted	79,743	65,006
Net loss per share:
Basic and diluted	$(0.05)	$(0.08)

	Year Ended December 31,
	2019	2018	2017
	(in thousands, except share and per share amounts)
Numerator:
Net income (loss)	$(1,504)	$(13,446)	$18,961
Denominator:
Basic shares:
Weighted-average common stock outstanding - basic	68,906	65,002	64,984
Diluted shares:
Weighted-average common stock outstanding - basic	68,906	65,002	64,984
Effect of potentially dilutive securities:
RSUs	—	—	7
Weighted-average common stock outstanding - diluted	68,906	65,002	64,991
Net income (loss) per share:
Basic	$(0.02)	$(0.21)	$0.29
Diluted	$(0.02)	$(0.21)	$0.29

Summary of shares excluded from the computation of diluted net loss per share for the periods presented, as their effect would have been antidilutive

	Three Months Ended March 31,
	2020	2019
	(in thousands)
RSUs	1,386	43
Stock options	3,419	4,207
Other awards	270	—
Total antidilutive shares	5,075	4,250

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
RSUs	1,416	37	—
Stock options	3,958	4,263	3,207
Total antidilutive shares	5,374	4,300	3,207